Share-based Compensation - Expense Allocation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Expense
Total compensation cost	$ 4,051	$ 3,460	$ 1,181
Cost of goods sold
Share-based Compensation Expense
Total compensation cost	390	311	112
Research and development
Share-based Compensation Expense
Total compensation cost	394	304	73
Selling and marketing
Share-based Compensation Expense
Total compensation cost	913	723	211
General and administrative
Share-based Compensation Expense
Total compensation cost	$ 2,354	$ 2,122	$ 785